Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (8,399,174)	$ 15,255,338	$ 1,716,338	$ 36,461,002	$ 34,955,054	$ 20,369,574	$ 48,869,635
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,003,380)	14,220,043	7,509,107	33,324,150	26,206,896	20,317,836	47,551,116
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(3,291,227)	(1,326,985)	(4,308,878)	(406,583)	(6,966,567)	8,983,430	2,981,313
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,353,962)	2,994,283	(2,842,978)	3,159,285	2,781,648	(2,597,497)	3,623,367
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(3,184,130)	12,579,362	(3,116,171)	27,947,561	14,988,237	7,669,389	37,531,206
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(50,500)	25,320	(142,610)	36,780	55,290	159,030	893,890
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	53,096	(1,104,657)	110,086	(1,742,430)	(1,111,367)	5,411,115	(2,488,313)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	903,945	125,151	1,088,615	(537,703)	(942,605)	779,782	2,095,657
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	5,919,398	927,569	16,721,043	4,867,240	17,402,260	(87,413)	2,913,996
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (6,395,794)	$ 1,035,295	$ (5,792,769)	$ 3,136,852	$ 8,748,158	$ 51,738	$ 1,318,519